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Oberweis Emerging Markets Fund
OBERWEIS EMERGING MARKETS FUND
INVESTMENT OBJECTIVE
The Oberweis Emerging Markets Fund’s (the “Fund”) investment objective is to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees - Oberweis Emerging Markets Fund	Investor Class	Institutional Class
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	2.00%	2.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	2.00%	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Oberweis Emerging Markets Fund		Investor Class	Institutional Class
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		1.21%	1.21%
Total Annual Fund Operating Expenses	[1]	2.71%	2.46%
Expense Reimbursement		(0.96%)	(0.96%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.75%	1.50%
[1]	The Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.75% and 1.50% of average daily net assets excluding any interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses for Investor Class and Institutional Class shares, respectively, (the “expense limitation”). The contractual arrangement continues in force until April 30, 2025. Except with respect to termination, the contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund, subject to the approval by the Board of Trustees of The Oberweis Funds. During the term of the contract, the adviser may recoup the amount of any expenses reimbursed under the term of the contract within three years from the date on which reimbursement occurred if the recoupment does not cause the Fund’s expenses to exceed the expense limitation in place at the time of the recoupment or at the time of reimbursement, whichever is lower.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Oberweis Emerging Markets Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class	178	750	1,349	2,971
Institutional Class	153	675	1,224	2,724

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expense or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any) in securities of companies based in emerging markets. Currently, securities of companies based in emerging markets include: (1) equity securities of companies that are organized under the law of an emerging market country or that are primarily traded on an exchange or over-the-counter in an emerging market country; or (2) equity securities of companies that have at least 50% of their assets in emerging market countries or derive at least 50% of their revenues from business activities in emerging market countries. Emerging market countries consist of any country defined as Emerging Market, Frontier, or Developing by MSCI, the International Monetary Fund (“IMF”), or the World Bank.

The Fund invests principally in the common stocks of companies that the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), believes have the potential for significant long-term growth in market value. The Fund may invest in Chinese securities acquired through the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect and may invest in equity-linked certificates (also called Participatory Notes). The Fund seeks to invest in those companies which OAM considers to have above-average long-term growth potential. OAM selects companies which meet this criteria based on, among other things, fundamental analysis of individual securities. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to OAM’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. OAM may actively trade the Fund’s portfolio, and as a result, the Fund’s portfolio turnover rate may be high. There are no restrictions on the capitalization of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of small- and medium-size companies which OAM defines as those with a market capitalization of less than $5 billion or within the range of companies in the MSCI Emerging Markets Small-Cap Index, whichever is greater.

PRINCIPAL RISKS
FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Annual Total Returns

BEST QUARTER WORST QUARTER 2Q 2020 31.95% 1Q 2020 -17.79%
Average Annual Total Returns (for the Periods Ended December 31, 2023)

The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index and an additional index with characteristics relevant to the Fund. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown only for Investor Class and after-tax returns for Institutional Class will vary. In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than or the same as other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.

Average Annual Returns - Oberweis Emerging Markets Fund	Label	1 Year		5 Years		Since Inception	[1]	Inception Date
Investor Class	Return Before Taxes	15.02%		11.53%		5.59%		May 01, 2018
Investor Class | Return After Taxes on Distributions	Return After Taxes on Distributions	14.79%		10.54%		5.08%		May 01, 2018
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	8.89%		9.25%		4.69%		May 01, 2018
Institutional Class	Institutional Class (Return Before Taxes)	15.29%		11.81%		5.85%		May 01, 2018
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	18.24%	[2]	8.16%	[2]	4.27%	[2]
MSCI EM Small-Cap Index (reflects no deduction for fees, expenses or taxes)	MSCI EM Small-Cap Index (reflects no deduction for fees, expenses or taxes)	23.92%		9.92%		4.82%		May 01, 2018
[1]	Since the inception of the Fund on May 1, 2018.
[2]	The Fund changed its broad-based securities market index from the MSCI EM Small-Cap Index to the MSCI EAFE Index to reflect that the MSCI EAFE Index may be considered more broadly representative of the overall applicable securities market.